Audit Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Audit fees
Audit fees (1)	$ 1,394	$ 1,183	$ 923
Audit-related fees	380	267	188
Tax fees (2)		79
Total	$ 1,774	$ 1,529	$ 1,111